Average Annual Total Returns - AZL T. Rowe Price Capital Appreciation Fund	Apr. 30, 2021
SP500Index [Member]
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
10 Years	13.88%	[1]
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
10 Years	3.84%	[1]
ModerateCompositeIndex [Member]
Average Annual Return:
1 Year	15.37%	[1]
5 Years	11.23%	[1]
10 Years	10.12%	[1]
AZL T. Rowe Price Capital Appreciation Fund Class 1
Average Annual Return:
1 Year	17.48%
5 Years	12.72%
10 Years	11.57%

[1]	Reflects no deduction for fees, expenses, or taxes.